Equipment and leasehold improvements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 18,752	$ 6,686	$ 7,420
Equipment and leasehold improvements, net [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,230	$ 6,686
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 12,522